Expense Example, No Redemption - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 341
3 Years	505
5 Years	689
10 Years	1,220
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	140
3 Years	458
5 Years	803
10 Years	1,587
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	340
3 Years	490
5 Years	655
10 Years	1,136
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	38
3 Years	152
5 Years	283
10 Years	666
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	122
5 Years	225
10 Years	$ 526